Taxation	12 Months Ended
Dec. 31, 2011
Taxation

13. Taxation

(a) Income taxes

The provisions for income taxes were summarized as follows:

Years ended December 31
	2010	2011
	RMB	RMB

Current income tax expense	—	—
Deferred tax benefit	—	—

Income tax expense	—	—

The components of loss before income taxes for PRC and non-PRC operations were as follows:

	Years ended December 31
	2009	2010	2011
	RMB	RMB	RMB

Loss arising from PRC operations	(139,225,855)	(86,563,768)	(223,774,378)
Loss arising from non-PRC operations	(5,551,298)	(260,836,069)	(287,387,388)

Loss before taxes	(144,777,153)	(347,399,837)	(511,161,766)

Income tax expense relating to PRC operations	—	—	—
Income tax benefit relating to non-PRC operations	—	—	—

	—	—	—

Cayman

Under the current laws of Cayman, the Company, being a Cayman incorporated company, is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of British Virgin Islands, Starcloud BVI is not subject to tax on income or capital gain. In addition, no British Virgin Islands withholding tax will be imposed on payments of dividends by Starcloud BVI to its shareholders.

PRC

In March 2007, the Chinese government enacted the Corporate Income Tax Law, and promulgated related regulations Implementing Regulations for the PRC Corporate Income Tax Law. The law and regulations went into effect on January 1, 2008. The Corporate Income Tax Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign invested enterprises. The Corporate Income Tax Law provides a five-year transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws and regulations, to gradually change their income tax rates to 25%. Accordingly, the income tax rate is 20%, 25% and 25% in 2009, 2010 and 2011 respectively.

The following table set out the reconciliation of the statutory income tax rate and the Group’s effective tax rate:

	Years ended December 31
	2009	2010	2011

Statutory EIT rate	20.0%	25.0%	25%
Non-deductible tax losses*	(0.2%)	(18.8%)	(14.1%)
Change in valuation allowance	(19.8%)	(6.2%)	(10.9%)

Effective EIT rate	—	—	—

*	This reconciling item primarily relates to losses incurred by the Company and Starcloud BVI incorporated in BVI with no corresponding deferred tax assets, since the Company and Starcloud BVI are not subject to income tax under the Cayman and BVI laws.

(b) Deferred tax

The Group’s significant components of deferred tax assets were as follows:

	Years ended December 31
	2010	2011
	RMB	RMB

Net operating losses	88,798,333	121,369,268
Accrued liabilities	34,389,202	47,898,888
Fixed assets depreciation	428,268	1,127,603
Allowance for doubtful accounts	1,875,133	11,038,772

Total	125,490,936	181,434,531
Less: Valuation allowance	(125,490,936)	(181,434,531)

Net deferred tax assets	—	—

As of December 31, 2009, 2010 and 2011, valuation allowances were provided for tax losses carry-forward and other deferred tax assets because it was more likely than not that such deferred tax will not be realized based on the Group’s estimate of its future taxable income. Accumulated tax losses of approximately RMB 389,157,840, RMB 506,083,746 and RMB 672,646,922 carried forward as of December 31, 2009, 2010 and 2011 will expire through 2012 to 2016. If any events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur. The Company recognized additional valuation allowances for RMB 34,806,464, RMB 21,640,942 and RMB55,943,595 during the years ended December 31, 2009, 2010 and 2011, respectively.

The Corporate Income Tax Law also imposes a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China, which were exempted under the previous income tax laws and rules. All the foreign invested enterprises are subject to withholding tax on dividends distribution effective from January 1, 2008. Since Group is currently loss making and the Company intends to reinvest its future earnings to further expand its businesses, its PRC subsidiary do not intend to declare dividends to their immediate foreign holding companies in foreseeable future.

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement. The Company did not have any uncertain tax positions for the year ended December 31, 2009, 2010 and 2011. The Company does not anticipate the uncertain tax positions to significantly increase or decrease within twelve months of December 31, 2011.

The various entities within the Group were in tax loss position during the reporting periods and as discussed above, no deferred tax asset has been recognized for the carry forward tax losses. Therefore, there was no impact of the preferential tax treatment on the loss per share.

(c) Sales taxes

The Group is subject to sales taxes of 9.5% with a business tax of 5% and a cultural and educational related surcharge of 4.5% on the provision of advertising services. In 2011, the cultural and educational related surcharge rate decreased to 3.5% on the provision of advertising services.

(d) Value-added taxes

In November 2011, the Ministry of Finance released Circular Caishui [2011] No. 111 mandating Shanghai to be the pilot of a tax reform program. Effective January 1, 2012, all entities in Shanghai that fall in the category of “selected modern service industries” will switch from a business tax payer and become a VAT payer. All of our subsidiaries in Shanghai were subject to VAT at a rate of 6% by issuing VAT invoice and stop paying 5% business tax from January 1, 2012 onwards. For the year ended December 31, 2011, there was amount of RMB 143,014,764 advertising revenue that the Company has not issued tax invoices and accordingly was subject to VAT, which was presented net of VAT of RMB 8,264,154.